Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 1,394,154	$ 2,169,355
Buildings, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	1,312,095	2,076,215
Land use rights, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 82,059	$ 93,140